11. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Convertible note balance	$ 1,471,700		$ 1,424,332	$ 100,000
Debt discount			232,767
Repayment of convertible note	6,000	$ 6,000	40,000	0
Accrued interest	174,506		175,953	235,776
Lender Note [Member]
Convertible note balance			1,324,332
Debt discount			$ 232,767
Warrants issued			2,500,000
Warrants issued fair value			$ 187,142
Beneficial conversion feature			66,384
Lender Note [Member] | Beneficial Conversion Feature [Member]
Beneficial conversion feature			66,384
Lender Note [Member] | Warrant Fair Value [Member]
Warrants issued fair value			166,384
Evey Note [Member]
Convertible note balance	25,656
Debt discount	30,960
Accrued and unpaid interest	$ 67,272
Interest rate	10.00%
Pegasus Note [Member]
Convertible note balance	$ 100,000
Accrued and unpaid interest	$ 85,151
Interest rate	10.00%
Lender Note [Member]
Convertible note balance	$ 1,446,044		1,324,332
Debt discount	$ 53,956		232,767
Lender Note [Member]
Debt discount			166,384
Interest rate	The Note bears simple interest at the floating rate per annum equal to the 12 month USD LIBOR index rate quoted from time to time in New York, New York by the Bloomberg Service plus 400 basis points (the “Interest Rate”).
Pegasus Note [Member]
Convertible note balance			100,000
Debt maturity date	Dec. 31, 2019
Accrued interest			80,164
Evey Note [Member]
Debt maturity date	Dec. 31, 2018
Repayment of convertible note	$ 6,000
Convertible Line of Credit [Member]
Debt discount	$ 0		$ 226,768
Warrants issued	407,784		1,916,667
Warrants issued fair value	$ 61,282		$ 179,612
Convertible Notes Payable [Member]
Convertible note balance	1,471,700		1,600,000
Debt discount	84,916		$ 175,668	$ 0
Warrants issued			2,500,000
Convertible Notes Payable [Member] | Evey Note [Member]
Convertible note balance	56,616
Debt discount	30,960
Convertible Notes Payable [Member] | Pegasus Note [Member]
Convertible note balance	100,000		$ 100,000
Debt discount	0		0
Convertible Notes Payable [Member] | Lender Note [Member]
Convertible note balance	1,500,000		1,500,000
Debt discount	$ 53,956		$ 175,668